Share Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Disclosure of Liability Classified Plans

Liability Classified Plans

	Restricted Share Units	Performance Share Units	Non- Management Directors’ DSUs	Total
Balance, December 31, 2022	$38,190	$100,858	$12,297	$151,345
Expensed during the year	6,594	28,256	(2,787)	32,063
Settlement in shares	(2,101)	(17,104)	(758)	(19,963)
Payments	(26,524)	(47,971)	(385)	(74,880)
Foreign exchange	(45)	3	—	(42)
Balance, December 31, 2023	16,114	64,042	8,367	88,523
Expensed during the year	10,511	29,829	2,488	42,828
Settlement in shares	(2,012)	(18,355)	—	(20,367)
Payments	(13,037)	(40,016)	—	(53,053)
Foreign exchange	(16)	(57)	—	(73)
Balance, December 31, 2024	$11,560	$35,443	$10,855	$57,858
Current	8,567	24,770	10,855	44,192
Long-term	2,993	10,673	—	13,666
Balance, December 31, 2024	$11,560	$35,443	$10,855	$57,858

Summary of Shares Outstanding Under Share Based Incentive/Equity Settled Plans

A summary of the RSUs and PSUs outstanding under these share-based incentive plans is presented below:

	RSUs Outstanding	PSUs Outstanding
December 31, 2022	495,168	1,136,671
Granted	66,032	121,690
Redeemed	(266,744)	(438,612)
Forfeited	(18,362)	(25,006)
December 31, 2023	276,094	794,743
Granted	92,423	158,440
Redeemed	(180,989)	(450,726)
Forfeited	(7,768)	(5,404)
December 31, 2024	179,760	497,053

Summary of Status of Equity Incentive Plan

A summary of the status of the equity incentive plan is presented below:

Canadian Share Options	Options Outstanding	Range of Exercise Price			Weighted Average Exercise Price	Options Exercisable
December 31, 2022 and December 31, 2023	23,055	$87.00	—	145.97	$113.01	23,055
Exercised	(925)	87.00	—	87.00	87.00	—
Forfeited	(10,170)	145.97	—	145.97	145.97	—
December 31, 2024	11,960	$87.00	—	87.00	$87.00	11,960

U.S. Share Options	Options Outstanding	Range of Exercise Price (US$)			Weighted Average Exercise Price (US$)	Options Exercisable
December 31, 2022	141,748	$51.20	—	111.47	$84.84	141,748
Forfeited	(13,350)	64.20	—	100.40	75.66	—
December 31, 2023	128,398	51.20	—	111.47	85.80	128,398
Exercised	(6,485)	68.80	—	68.80	68.80	—
Forfeited	(61,861)	68.80	—	111.47	106.37	—
December 31, 2024	60,052	$51.20	—	72.46	$66.44	60,052

Range of Exercise Prices for Options Outstanding

Canadian Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices:	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price
$ 87.00	11,960	$87.00	0.15	11,960	$87.00

U.S. Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices (US$):	Number	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price (US$)
$ 51.20	8,595	$51.20	1.15	8,595	$51.20
68.80	48,790	$68.80	0.15	48,790	$68.80
72.46	2,667	72.46	0.59	2,667	72.46
$ 51.20 – 72.46	60,052	$66.44	0.31	60,052	$66.44

Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive/Equity Settled Plans

A summary of the DSUs outstanding under this share-based incentive plan is presented below:

Deferred Share Units	Outstanding
Balance December 31, 2022	118,774
Granted	16,336
Redeemed	(18,830)
Balance December 31, 2023	116,280
Granted	7,193
Balance December 31, 2024	123,473

Deferred Share Units (DSUs) [Member] | Non-Management Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive/Equity Settled Plans

A summary of the activity under the non-management director DSU plans is presented below:

Deferred Share Units	Outstanding- 2012 Plan	Outstanding- 2024 Plan
December 31, 2022 and 2023	1,470	—
Granted	—	6,777
Redeemed	—	(4,024)
December 31, 2024	1,470	2,753

Executive Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive/Equity Settled Plans

Executive Restricted Share Units	Outstanding	Weighted Average Fair Value
December 31, 2022	—	$—
Granted	46,740	96.90
December 31, 2023	46,740	96.90
Granted	61,930	79.84
Redeemed	(15,570)	96.90
Forfeited	(608)	96.90
December 31, 2024	92,492	$85.48